Transfers of financial assets - Narrative (Details) - Securitisations - Lease receivables £ in Millions	Dec. 31, 2024 GBP (£)
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Original assets before transfer	£ 1,250
Associated liabilities that entity continues to recognise to extent of continuing involvement	798
Assets that entity continues to recognise to extent of continuing involvement	£ 798